Other Commitments with Third Parties and Other Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Other Commitments with Third Parties and Other Contingent Liabilities
Other Commitments with Third Parties and Other Contingent Liabilities

(29)    Other Commitments with Third Parties and Other Contingent Liabilities

(a)	Guarantees

The Group has no significant guarantees extended to third parties.

(b)	Guarantees committed with third parties

The Group has no significant guarantees extended to third parties, except for those described in note 20.

(c)	Obligations with personnel

The Group’s annual contribution to defined contribution pension plans of Spanish Group companies for 2018 has amounted to Euros 777 thousand (Euros 725 thousand for 2017).

In successive years this contribution will be defined through labor negotiations.

In the event that control is taken of the Company, the Group has agreements with 69 employees/directors whereby they can unilaterally rescind their employment contracts with the Company and are entitled to termination benefits ranging from 2 to 5 years’ salary.

The Group has contracts with six executives entitling them to termination benefits ranging from one to four years of their salary in different circumstances.

Restricted Share Unit Retention Plan

For the annual bonus, the Group established a Restricted Share Unit Retention Plan (RSU Plan), for eligible employees. Under this plan, employees can choose to receive up to 50% of their yearly bonus in non-voting Class B ordinary shares (Grifols Class B Shares) or Grifols American Depositary Shares (Grifols ADS), and the Group will match this with an additional 50% of the employee’s choice of RSUs.

Grifols Class B Shares and Grifols ADS are valued at grant date.

These RSU’s will have a vesting period of 2 years and 1 day and, subsequently, the RSU’s will be exchanged for Grifols Class B Shares or Grifols ADS (American Depositary Share representing 1 Class B Share).

If an eligible employee leaves the Company or is terminated before the vesting period, he/she will not be entitled to the additional RSU’s.

At 31 December 2018, the Group has settled the RSU plan of 2015 for an amount of Euros 7,914 thousand.

This commitment is treated as equity instrument and the amount totals Euros 12,652 thousand at 31 December 2018 (Euros 13,871 thousand at 31 December 2017).

Savings plan and profit-sharing plan

The Group has a defined contribution plan (savings plan), which qualifies as a deferred salary arrangement under Section 401 (k) of the Internal Revenue Code (IRC). Once eligible, employees may elect to contribute a portion of their salaries to the savings plan, subject to certain limitations. The Group matches 100% of the first 3% of employee contributions and 50% of the next 2%. Group and employee contributions are fully vested when contributed. The total cost of matching contributions to the savings plan was US Dollars 20.7 million for 2018 (US Dollars 18.9 million in 2017).

Other plans

The Group has a defined benefit pension plan for certain Talecris Biotherapeutics, GmbH employees in Germany as required by statutory law. The pension cost relating to this plan is not material for the periods presented.

(d)	Purchase commitments

Details of the Group’s commitments at 31 December 2018 are as follows:

Thousands of Euros
2019	179,766
2020	166,163
2021	149,318
2022	4,143
2023	1,067
More than 5 years	893

(e)	Judicial procedures and arbitration

Details of legal proceedings in which the Company or Group companies are involved are as follows:

•

bioMérieux, S.A., et ano. v. Hologic, Inc. et al., Case No. 1:17-cv-102 (M.D.N.C); Case No. 18-21-LPS-CJB (D. Del.): On 3 February 2017, bioMérieux, S.A and bioMérieux, Inc. filed suit against Hologic, Inc. (“Hologic”), Grifols, S.A. (“GSA”), and GDS in the U.S. District Court for the Middle District of North Carolina, alleging infringement of U.S. Patent Nos. 8,697,352 and 9,074,262 by virtue of defendants’ activities with respect to the Procleix HIV-1/HCV Assay®, Procleix Ultrio Assay®, and Procleix Ultrio Plus® products. Hologic and GDS filed a motion to dismiss for failure to state a claim on 3 April 2017. As a result of a claim of improper venue, the case was transferred to the U.S. District Court for the District of Delaware in early 2018. Hologic and GDS pursued defenses of failure to state a claim, non-infringement, invalidity, and that the infringement claims are contractually barred under a Non-Assertion Agreement. On 31 May 2018, Hologic, GDS and GSA filed a motion to sever and stay their contractual defense under the Non-Assertion Agreement pending resolution of the liability issues. Hologic and GDS filed a Motion to Dismiss for failure to state a claim and GSA filed a Motion to Dismiss for lack of personal jurisdiction. The Court denied Hologic's and GDS' Motions to Dismiss on 25 September 2018, and denied GSA's Motion to Dismiss on 26 September 2018. On September 28, 2018, bioMérieux filed an amended complaint. Requests for Institution of Inter Parties Review were filed by Hologic with the Patent and Trademark Appeals Board on 12 February 2018, and were also denied. Requests for rehearing of the Patent and Trademark Appeals Decisions were filed on 10 September 2018 and 24 September 2018. Discovery has been initiated and is scheduled to be completed by 15 February 2019. Based on the amounts as of today's date, the Group does not believe that the aforementioned litigation could result in a material impact on these financial statements.

•

Enzo Life Sciences, Inc. v. Hologic, Inc. et al., Case No. 1:16-cv-00894-LPS (D. Del.): On 4 October 2016, Enzo Life Sciences, Inc. (“Enzo”) filed suit against Hologic in the U.S. District Court for the District of Delaware, alleging infringement of U.S. Patent No. 6,221,581 (the "'581 Patent") by virtue of Hologic’s activities with respect to Progensa®, Procleix®, and Aptima®products. On 9 November 2017, the Court granted Enzo’s motion to amend its complaint to add GSA and GDS as defendants with respect to the Procleix® products at issue. Hologic and GDS answered the complaint, alleging non-infringement and invalidity among their defenses. GSA filed a Motion to Dismiss for lack of personal jurisdiction, which was denied on 26 September 2018. A Request for Institution of Inter Parties Review was also filed by Hologic and denied by the Patent and Trademark Appeals Board on 18 April 2018. Trial was scheduled for September 2019. Fact discovery was nearly complete and depositions of key witnesses were scheduled. However, these activities were taken off calendar at the request of Enzo after issuance of the 15 October 2018 Court Order and Opinion on Claim Construction narrowing the scope of the ‘581 Patent claims such that the products at issue would not infringe the ‘581 Patent. On 5 November 2018, the Court entered final judgement in favor of Hologic, GSA and GDS following the filing of a Joint Stipulation of Noninfringement. Enzo intends to appeal the Court’s claim construction ruling. Based on the amounts as of today's date, the Group does not believe that the aforementioned litigation could result in a material impact on these financial statements.

•	Concerning the acquisition in 2014 of the transfusional Diagnostic unit and after an internal investigation by the Company, no abnormal commercial or contractual practices have been found.